Accrued income tax - non-current	12 Months Ended
Dec. 31, 2017
Accrued Income Taxes [Abstract]
Accrued income tax - non-current
23.	Accrued income tax – non-current

	As of December 31,
	2016	2017
	RMB	RMB
Accrued income tax – non-current	-	6,041,195

During the year ended December 31, 2017, certain domestic subsidiaries of the Company sold solar modules to the Company’s overseas solar projects entities in Mexico and Argentina with unrealized losses. Considering these overseas solar projects are still under construction, the Company accrued income tax liability in connection with the unrealized losses in accordance with ASC 810-10.